Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Income
Net Sales	$ 64,215,000	$ 53,745,000
Cost of Sales	49,357,000	42,817,000
Gross Profit	14,858,000	10,928,000
Operating Expenses	8,874,000	6,549,000
Income from operations	5,984,000	4,379,000
Interest and financing costs	(1,843,000)	(2,102,000)
Other (expense) income, net	(146,000)	27,000
Income before provision for income taxes	3,995,000	2,304,000
Provision for income taxes	1,447,000	57,000
Net income	$ 2,548,000	$ 2,247,000
Income per share - basic	$ 0.54	$ 0.63
Income per share - diluted	$ 0.54	$ 0.63
Weighted average shares outstanding - basic	4,680,581	3,579,114
Weighted average shares outstanding - diluted	4,759,246	3,579,254